Business Combinations - Additional Information (Detail) - USD ($)			2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Aug. 18, 2021	Apr. 06, 2021	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Jan. 12, 2021
Acquisition [Line Items]
Aggregate purchase price			$ 0	$ 1,700,000	$ 25,000 [1]	$ 1,700,000
Purchase price					$ 10.00	$ 10.00	$ 10.00
Long-term Line of Credit	$ 50,000,000.0
Common stock shares outstanding					1,437,500	1,807,500
Number of days after which business combination within which securities registration shall be effective						30 days
Cowen Investments
Acquisition [Line Items]
Aggregate purchase price	$ 700,000
Stock issued during period, Shares	70,000
Sale of Stock, Price Per Share	$ 10.00
Hercules Capital, Inc
Acquisition [Line Items]
Interest rate	8.95%
Debt instrument, fee amount	$ 212,500
Repayments of debt	$ 892,500
Percentage of outstanding principal upon repayment of the loan	5.95%
Payments to Acquire Businesses, Gross	$ 15,000,000.0
Milestone Achievement Expected	10,000,000.0
Amounts of Transaction	10,000,000.0
Business Combination Equity Interests Issued and Issuable	40,000,000.0
Business Combination, Consideration Transferred, Other	$ 15,000,000.0
Debt Instrument, Face Amount						$ 10,000,000.0
Hercules Capital, Inc | Prime Rate
Acquisition [Line Items]
Interest rate	3.25%
Hercules Capital, Inc | Maximum
Acquisition [Line Items]
Debt Instrument, Maturity Date	Feb. 01, 2026
Hercules Capital, Inc | Minimum
Acquisition [Line Items]
Debt Instrument, Maturity Date	Aug. 01, 2025
Chardan Capital Markets, LLC
Acquisition [Line Items]
Stock issued during period, Shares						28,750
Sale of Stock, Price Per Share						$ 10.00
Percentage Of Deferred Discount Charges Equal to Amount Sold In Mcads Ipo						0.50%
Mountain Crest Acquisition Corp. II
Acquisition [Line Items]
Stock Redeemed during the period						4,826,260
Common stock shares outstanding						23,599,718
Common Stock subject to outstanding stock options						853,015
Weighted average exercise price						$ 8.67
Merger Agreement with Merger Sub and Better Therapeutics
Acquisition [Line Items]
Consideration (in shares)		15,000,000
Merger Agreement with Merger Sub and Better Therapeutics | PIPE Investors
Acquisition [Line Items]
Aggregate purchase price		$ 50,000,000
Purchase price		$ 10.00

[1]	Included 187,500 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).